Short-term loans	12 Months Ended
Dec. 31, 2022
Short-term loans
Short-term loans

19.  Short-term loans

	December 31,
	2022	2023
	US$	US$

Short-term loans	37,270	52,119

The Group entered into several agreements with banks, pursuant to which the Group borrowed loans with total principal amount of US$52 million within a banking facility of US$85 million in 2023. These loans were all with a maturity of less than one year and the annual interest rates ranged from 1.91% to 3.00%. Short-term deposits of US$57 million were pledged as collateral for the banking facilities, which were classified as restricted short-term deposits. These loans do not include any financial or restrictive covenants.